RESTRUCTURING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in restructuring liability
Balance, beginning of year	$ 348	$ 88
Expensed in year	951	1,598	$ 171
Disbursements	(894)	(1,261)
Foreign exchange	(32)	(77)
Balance, end of year	373	348	$ 88
June 2015
Activity in restructuring liability
Balance, beginning of year	0
Balance, end of year	48	0
June 2014
Activity in restructuring liability
Balance, beginning of year	270
Balance, end of year	325	270
May 2009 and prior
Activity in restructuring liability
Balance, beginning of year	78
Balance, end of year	0	78
Employee Severance [Member] | June 2015
Activity in restructuring liability
Expensed in year	590
Employee Severance [Member] | June 2014
Activity in restructuring liability
Expensed in year	$ 361	$ 1,430